Share based payment reserve (Details 1)	9 Months Ended
	May 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.41	[1]
Number of options outstanding	4,986,000
Number of options exercisable	4,986,000
Remaining contractual life	3 years 4 months 24 days	[1]
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.40
Number of options outstanding	2,354,000
Number of options exercisable	2,354,000
Expiry date	Oct. 11, 2026
Remaining contractual life	3 years 4 months 24 days
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.43
Number of options outstanding	2,532,000
Number of options exercisable	2,532,000
Expiry date	Sep. 29, 2026
Remaining contractual life	3 years 3 months 18 days
Range 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.35
Number of options outstanding	100,000
Number of options exercisable	100,000
Expiry date	Jan. 02, 2027
Remaining contractual life	3 years 7 months 6 days

[1]	Total represents weighted average.